Revenue (Tables)	6 Months Ended
Dec. 31, 2021
Summary of revenue
	31 December 2021	31 December 2020
	$	$
Sales of EasyDNA branded tests - point in time	2,044,152	-
Sales of geneType branded tests - point in time	6,864	16,436
Revenue	2,051,016	16,436